LEASE OF OFFICE SPACE (Details) - USD ($)	1 Months Ended
	Jan. 31, 2016	Dec. 31, 2016
LEASE OF OFFICE SPACE
Term of lease agreement	5 years 5 months
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		$ 231,534
2018		238,004
2019		244,658
2020		251,522
2021		150,347
Total future minimum lease payments		$ 1,116,065